Segment Reporting - Summary of Adjusted EBITDA (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
Net loss		$ (26,258)	$ (25,607)	$ (203,608)	$ (54,503)	$ (61,195)	$ (87,589)
Depreciation and amortization		364	251	1,011	688	886	2,040
Provision for income taxes		21	55	222	348	(952)	(598)
Interest income, net		(693)	(1,273)	(1,406)	(1,677)
EBITDA		(26,566)	(26,574)	(203,781)	(55,144)
Stock-based compensation		9,486	359	28,092	1,042	3,847	2,483
Fair Value Changes And Financing Charges		4,424	15,488	121,511	25,130
Transaction costs		0	77	12,043	163	$ 217	$ 105
Non-cash inventory cost realignment adjustments		(112)	204	(656)	179
Other adjustments	[1]	1,702	(32)	3,419	66
Adjusted EBITDA		$ (11,066)	$ (10,478)	$ (39,372)	$ (28,564)

[1]	“Other adjustments” includes, but is not limited to, other non-cash expenses, including foreign exchange gains and losses, and unusual or non-recurring expenses, including litigation expenses, financing advisory fees, and fines and penalties. The Company believes that these expenses are not reflective of its ongoing operating performance and excluding these costs provides a more meaningful comparison of its results of operations over comparative periods.